Note Payable and Line of Credit - Additional Information (Detail) (USD $)	12 Months Ended						0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended												0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Dec. 31, 2012 Secured Debt	Dec. 31, 2011 Secured Debt	Mar. 24, 2010 Mahrt Loan Senior Loans	Sep. 30, 2012 Mahrt Loan Secured Debt	Sep. 30, 2012 Mahrt Loan Secured Debt	Dec. 31, 2012 Mahrt Loan Secured Debt	Dec. 31, 2011 Mahrt Loan Secured Debt	Dec. 31, 2010 Mahrt Loan Secured Debt	Sep. 28, 2012 Cobank Loan Secured Debt	Sep. 30, 2013 Cobank Loan Secured Debt	Sep. 30, 2013 Cobank Loan Secured Debt	Dec. 31, 2012 Cobank Loan Secured Debt	Dec. 31, 2011 Cobank Loan Secured Debt	Dec. 31, 2010 Cobank Loan Secured Debt	Dec. 31, 2012 Cobank Loan Secured Debt One, Two, or Three-Month LIBOR Minimum	Dec. 31, 2012 Cobank Loan Secured Debt One, Two, or Three-Month LIBOR Maximum	Dec. 31, 2012 Cobank Loan Secured Debt Base Rate	Dec. 31, 2012 Cobank Loan Secured Debt Base Rate Minimum	Dec. 31, 2012 Cobank Loan Secured Debt Base Rate Maximum	Sep. 28, 2012 Cobank Loan Term Loan	Sep. 30, 2013 Cobank Loan Revolving Credit Facility	Dec. 31, 2012 Cobank Loan Revolving Credit Facility	Sep. 28, 2012 Cobank Loan Revolving Credit Facility	Sep. 28, 2012 Cobank Loan Revolving Credit Facility LTV Ration Greater Than 40%	Sep. 28, 2012 Cobank Loan Revolving Credit Facility LTV Ratio Between 35-40%	Sep. 28, 2012 Cobank Loan Revolving Credit Facility LTV Ration Less Than 35%	Sep. 28, 2012 Cobank Loan Revolving Credit Facility Minimum LTV Ration Greater Than 40%	Sep. 28, 2012 Cobank Loan Revolving Credit Facility Minimum LTV Ratio Between 35-40%	Sep. 28, 2012 Cobank Loan Revolving Credit Facility Maximum LTV Ratio Between 35-40%	Sep. 28, 2012 Cobank Loan Revolving Credit Facility Maximum LTV Ration Less Than 35%
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 148,000,000											$ 133,000,000			$ 15,000,000
Secured debt outstanding	132,356,123	122,025,672		132,356,123																					132,356,123	132,356,123
Interest Paid	3,259,632	4,984,171	7,384,366					800,000	2,500,000	2,533,285	4,984,171	6,212,596		800,000	2,300,000	726,347	0	0
Weighted average interest rate														2.62%	2.62%	2.62%	3.71%
Term of loan agreement (years)							5 years
Amount of prior loan amended and restated							211,000,000
Optional increase to maximum borrowings																								50,000,000
Proceeds from issuance of secured debt	133,000,000
Basis spread on variable rate (percent)																			2.00%	2.75%	1.50%	1.00%	1.75%
Fee for unused portion of borrowing capacity (percent)																												0.375%	0.25%	0.20%
Line of credit facility covenant term, loan to value ratio																															40.00%	35.00%	40.00%	35.00%
Threshold for mandatory repayment, cost basis of dispositions													4,000,000
Mandatory prepayment loan-to-collateral threshold													40.00%
Threshold for mandatory repayment, lease termination proceeds													2,000,000
Threshold for mandatory repayment, lease termination proceeds, aggregate													5,000,000
Maximum loan-to-collateral value ratio required													45.00%
Minimum fixed-charge coverage ratio required													1.05
Loan-to-collateral-value ratio, funding requirement threshold	35.00%
Maximum number of months of interest, funding requirement													6 months
Minimum number of months of interest, funding requirement													3 months
Long-term debt, fair value					$ 132,400,000	$ 118,400,000